SEGMENT REPORTING (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Cash and due from banks	$ 1,599,186,464	$ 858,981,662	$ 656,287,173
Debt Securities at fair value through profit or loss	249,506,501	346,410,248	132,965,249
Loans and other financing	3,765,478,226	2,854,710,927
Other debt securities	804,907,828	1,069,354,274
Other Assets	1,350,485,876	793,756,318
TOTAL ASSETS	7,769,564,895	5,923,213,429
Deposits	5,118,886,479	4,174,648,931
Financing received from the Argentine Central Bank and others	480,793,742	51,695,858
Unsubordinated Debt Securities	174,866,398	67,297,539
Other liabilities	1,008,946,541	578,760,899
TOTAL LIABILITIES	6,783,493,160	4,872,403,227
Interest income	1,766,381,830	2,185,410,149	3,316,401,526
Interest Expense	(947,126,579)	(1,168,170,898)	(2,364,754,548)
Net interest income	819,255,251	1,017,239,251	951,646,978
Net income from financial instruments at fair value through profit or loss	75,783,314	185,568,334	395,554,356
Result from derecognition of assets measured at amortized cost	5,063,724	107,953,651	48,289,750
Exchange rate differences on gold and foreign currency	(58,690,843)	12,197,355	16,617,592
Net Income From Financial instruments And Exchange Rate Differences	22,156,195	305,719,340	460,461,698
Net Financial Income	841,411,446	1,322,958,591	1,412,108,676
Services Fee Income	267,528,507	257,445,771	266,771,582
Services Fee Expenses	(59,002,175)	(56,014,098)	(69,256,084)
Income from insurance activities	36,484,311	32,880,268	41,340,712
Net Service Fee Income	245,010,643	234,311,941	238,856,210
Subtotal	1,086,422,089	1,557,270,532	1,650,964,886
Result from exposure to changes in the purchasing power of money	(142,717,560)	(402,396,322)	(312,028,120)
Other operating income	64,915,253	51,558,266	67,860,053
Loan loss provisions	(267,444,919)	(78,288,899)	(96,367,148)
Net operating income	741,174,863	1,128,143,577	1,310,429,671
Personnel expenses	(327,252,742)	(385,865,340)	(459,477,398)
Administration expenses	(221,807,455)	(229,325,163)	(241,887,603)
Depreciations and impairment of non-financial assets	(73,412,284)	(69,173,761)	(91,472,033)
Other operating expenses	(202,719,218)	(255,839,291)	(270,107,357)
Operating income (loss)	(84,016,836)	187,940,022	247,485,280
Result before taxes	(84,016,836)	187,940,022	247,485,280
Income tax	46,346,613	(50,380,411)	(99,503,554)
Net (Loss) /income for the year	(37,670,223)	137,559,611	147,981,726
Net (loss) / income for the year attributable to owners of the parent company	(37,571,322)	137,459,742	147,861,490
Net loss for the year attributable to non-controlling interest	(98,901)	99,869	120,236
Other comprehensive (loss) / income	(1,983,029)	(16,167,401)	9,476,553
Other comprehensive (loss)/income attributable to owners of the parent company	(1,977,334)	(16,147,122)	9,465,724
Other comprehensive loss attributable to non-controlling interest	(5,695)	(20,279)	10,829
Comprehensive (loss) / income for the year	(39,653,252)	121,392,210	157,458,279
Comprehensive (loss)/income attributable to owners of the parent company	(39,548,656)	121,312,620	157,327,214
Comprehensive income (loss) attributable to non-controlling interest	(104,596)	79,590	131,065
Adjustments
Disclosure of operating segments [line items]
Cash and due from banks	(1,302,601)	(959,801)
Debt Securities at fair value through profit or loss	(1,937,429)
Loans and other financing	5,622,356	(210,610)
Other debt securities	13,611,562	7,317,776
Other Assets	(92,290,261)	(52,760,036)
TOTAL ASSETS	(76,296,373)	(46,612,671)
Deposits	(2,462,827)	(353,957)
Financing received from the Argentine Central Bank and others	(531,457)	653,448
Unsubordinated Debt Securities	(3,978,185)
Other liabilities	85,330,241	90,972,932
TOTAL LIABILITIES	78,357,772	91,272,423
Interest income	891,619	6,196,503	17,748,841
Interest Expense	1,681,494	209,091	(704,853)
Net interest income	2,573,113	6,405,594	17,043,988
Net income from financial instruments at fair value through profit or loss	1,526,121	875,778	10,044,795
Result from derecognition of assets measured at amortized cost	(16,032)	2,444,101	2,889,693
Exchange rate differences on gold and foreign currency	114,684	476,826	8,580,329
Net Income From Financial instruments And Exchange Rate Differences	1,624,773	3,796,705	21,514,817
Net Financial Income	4,197,886	10,202,299	38,558,805
Services Fee Income	(5,769,019)	(4,769,058)	(4,863,371)
Services Fee Expenses	284,013	2,465
Income from insurance activities	5,699,341	4,828,900	3,685,297
Net Service Fee Income	214,335	62,307	(1,178,074)
Subtotal	4,412,221	10,264,606	37,380,731
Result from exposure to changes in the purchasing power of money	(2,710,300)	(13,341,033)	(37,301,684)
Other operating income	(6,884,940)	(2,827,240)	(3,490,036)
Loan loss provisions	(53,494)	(61,389)	(247,156)
Net operating income	(5,236,513)	(5,965,056)	(3,658,145)
Personnel expenses	4,226,226	(905,052)	(456,336)
Administration expenses	2,748,891	1,945,121	4,807,582
Depreciations and impairment of non-financial assets	(1,154,497)	(1,539,307)	(1,153,174)
Other operating expenses	6,185,973	(1,260,085)	(3,728,967)
Operating income (loss)	6,770,080	(7,724,379)	(4,189,040)
Income from associates and joint ventures	(24,727,632)	(24,355,418)	(139,437)
Result before taxes	(17,957,552)	(32,079,797)	(4,328,477)
Income tax	(314,396)	(475,229)	(2,554,124)
Net (Loss) /income for the year	(18,271,948)	(32,555,026)	(6,882,601)
Net (loss) / income for the year attributable to owners of the parent company	(18,173,047)	(32,654,895)	(7,002,837)
Net loss for the year attributable to non-controlling interest	(98,901)	99,869	120,236
Other comprehensive (loss) / income	1,938	2,301,188	(588,935)
Other comprehensive (loss)/income attributable to owners of the parent company	7,633	2,321,467	(599,764)
Other comprehensive loss attributable to non-controlling interest	(5,695)	(20,279)	10,829
Comprehensive (loss) / income for the year	(18,270,010)	(30,253,838)	(7,471,536)
Comprehensive (loss)/income attributable to owners of the parent company	(18,165,414)	(30,333,428)	(7,602,601)
Comprehensive income (loss) attributable to non-controlling interest	(104,596)	79,590	131,065
Personal and Business Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	205,935,976	196,357,919
Debt Securities at fair value through profit or loss	2,150,212
Loans and other financing	1,892,290,769	1,667,130,180
Other debt securities		5,139,734
Other Assets	201,291,506	165,596,334
TOTAL ASSETS	2,301,668,463	2,034,224,167
Deposits	2,168,241,412	1,846,479,858
Financing received from the Argentine Central Bank and others	222,602	124,661
Unsubordinated Debt Securities		357,109
Other liabilities	173,457,827	206,664,068
TOTAL LIABILITIES	2,341,921,841	2,053,625,696
Interest income	890,305,775	626,064,577	729,286,228
Interest Expense	(182,710,036)	(261,321,596)	(838,465,350)
Distribution of results by the Treasury	(303,395,935)	(31,178,676)	526,418,105
Net interest income	404,199,804	333,564,305	417,238,983
Net income from financial instruments at fair value through profit or loss	248,030	725,394	3,873,607
Result from derecognition of assets measured at amortized cost	(434)	46,988	417,798
Exchange rate differences on gold and foreign currency	6,606,915	3,875,765	(16,669,078)
Net Income From Financial instruments And Exchange Rate Differences	6,854,511	4,648,147	(12,377,673)
Net Financial Income	411,054,315	338,212,452	404,861,310
Services Fee Income	152,850,910	149,400,581	172,870,101
Services Fee Expenses	(49,332,558)	(48,290,962)	(61,069,234)
Net Service Fee Income	103,518,352	101,109,619	111,800,867
Subtotal	514,572,667	439,322,071	516,662,177
Result from exposure to changes in the purchasing power of money	(459,114)	(2,502,639)	(9,563,666)
Other operating income	38,056,132	20,728,042	28,278,788
Loan loss provisions	(249,053,895)	(65,901,063)	(75,311,097)
Net operating income	303,115,790	391,646,411	460,066,202
Personnel expenses	(245,121,888)	(286,009,576)	(336,453,176)
Administration expenses	(168,578,213)	(182,027,302)	(198,095,805)
Depreciations and impairment of non-financial assets	(50,645,571)	(53,475,449)	(74,923,876)
Other operating expenses	(128,979,113)	(96,167,833)	(115,523,539)
Operating income (loss)	(290,208,995)	(226,033,749)	(264,930,194)
Result before taxes	(290,208,995)	(226,033,749)	(264,930,194)
Income tax	103,471,764	79,148,656	88,977,740
Net (Loss) /income for the year	(186,737,231)	(146,885,093)	(175,952,454)
Net (loss) / income for the year attributable to owners of the parent company	(186,737,231)	(146,885,093)	(175,952,454)
Other comprehensive (loss) / income		129,512	22,826
Other comprehensive (loss)/income attributable to owners of the parent company		129,512	22,826
Comprehensive (loss) / income for the year	(186,737,231)	(146,755,581)	(175,929,628)
Comprehensive (loss)/income attributable to owners of the parent company	(186,737,231)	(146,755,581)	(175,929,628)
Corporate Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	11,117,258	6,038,142
Debt Securities at fair value through profit or loss	7,552,770	11,781,424
Loans and other financing	1,834,735,962	1,048,789,355
Other Assets	37,027,755	30,362,475
TOTAL ASSETS	1,890,433,745	1,096,971,396
Deposits	1,195,544,459	919,786,818
Financing received from the Argentine Central Bank and others	7,126	1,830
Unsubordinated Debt Securities		89,486
Other liabilities	75,765,562	45,881,883
TOTAL LIABILITIES	1,271,317,147	965,760,017
Interest income	319,820,358	342,855,607	463,060,575
Interest Expense	(133,915,604)	(88,896,597)	(285,212,941)
Distribution of results by the Treasury	(89,711,951)	(161,396,126)	(316,785)
Net interest income	96,192,803	92,562,884	177,530,849
Net income from financial instruments at fair value through profit or loss	2,720,431	2,148,249	(38,636)
Exchange rate differences on gold and foreign currency	(31,412)	1,535,527	(21,398,263)
Net Income From Financial instruments And Exchange Rate Differences	2,689,019	3,683,776	(21,436,899)
Net Financial Income	98,881,822	96,246,660	156,093,950
Services Fee Income	21,425,460	20,291,352	21,369,585
Services Fee Expenses	(2,671,252)	(2,703,818)	(3,847,960)
Net Service Fee Income	18,754,208	17,587,534	17,521,625
Subtotal	117,636,030	113,834,194	173,615,575
Other operating income	12,206,275	13,310,573	14,242,565
Loan loss provisions	(11,331,104)	(3,052,872)	(14,828,063)
Net operating income	118,511,201	124,091,895	173,030,077
Personnel expenses	(41,072,133)	(50,549,150)	(59,627,319)
Administration expenses	(17,308,372)	(19,958,381)	(13,670,476)
Depreciations and impairment of non-financial assets	(13,417,869)	(9,372,839)	(10,120,042)
Other operating expenses	(36,836,605)	(32,871,708)	(48,201,339)
Operating income (loss)	9,876,222	11,339,817	41,410,901
Result before taxes	9,876,222	11,339,817	41,410,901
Income tax	(2,992,714)	(1,206,413)	(14,659,088)
Net (Loss) /income for the year	6,883,508	10,133,404	26,751,813
Net (loss) / income for the year attributable to owners of the parent company	6,883,508	10,133,404	26,751,813
Comprehensive (loss) / income for the year	6,883,508	10,133,404	26,751,813
Comprehensive (loss)/income attributable to owners of the parent company	6,883,508	10,133,404	26,751,813
Bank Treasury | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	1,261,552,983	643,144,004
Debt Securities at fair value through profit or loss	163,152,090	199,051,465
Loans and other financing	30,073,642	135,634,643
Other debt securities	739,981,909	1,032,020,890
Other Assets	1,032,976,692	520,906,979
TOTAL ASSETS	3,227,737,316	2,530,757,981
Deposits	1,757,563,435	1,408,736,212
Financing received from the Argentine Central Bank and others	480,585,822	50,915,919
Unsubordinated Debt Securities	178,844,583	66,850,944
Other liabilities	490,018,579	118,226,120
TOTAL LIABILITIES	2,907,012,419	1,644,729,195
Interest income	531,728,869	1,203,099,332	2,095,849,261
Interest Expense	(610,493,342)	(817,317,061)	(1,238,993,022)
Distribution of results by the Treasury	393,107,886	192,574,802	(526,101,320)
Net interest income	314,343,413	578,357,073	330,754,919
Net income from financial instruments at fair value through profit or loss	35,408,709	144,326,178	333,410,361
Result from derecognition of assets measured at amortized cost	5,080,190	105,462,562	44,982,259
Exchange rate differences on gold and foreign currency	(65,551,018)	4,960,684	35,736,177
Net Income From Financial instruments And Exchange Rate Differences	(25,062,119)	254,749,424	414,128,797
Net Financial Income	289,281,294	833,106,497	744,883,716
Services Fee Income	5,516,626	1,134,562	1,633,351
Services Fee Expenses	(2,410,823)	(1,248,958)	(1,632,113)
Net Service Fee Income	3,105,803	(114,396)	1,238
Subtotal	292,387,097	832,992,101	744,884,954
Result from exposure to changes in the purchasing power of money	(110,830,636)	(330,515,786)	(208,752,700)
Other operating income	4,385,803	10,853,817	19,887,382
Loan loss provisions	(6,598,644)	(8,890,213)	(5,980,832)
Net operating income	179,343,620	504,439,919	550,038,804
Personnel expenses	(20,858,462)	(22,877,315)	(29,046,003)
Administration expenses	(12,594,959)	(10,621,892)	(11,021,789)
Depreciations and impairment of non-financial assets	(6,914,548)	(3,602,433)	(3,658,893)
Other operating expenses	(35,780,978)	(119,091,957)	(96,000,925)
Operating income (loss)	103,194,673	348,246,322	410,311,194
Result before taxes	103,194,673	348,246,322	410,311,194
Income tax	(26,104,975)	(107,246,024)	(146,859,918)
Net (Loss) /income for the year	77,089,698	241,000,298	263,451,276
Net (loss) / income for the year attributable to owners of the parent company	77,089,698	241,000,298	263,451,276
Other comprehensive (loss) / income	(5,592,852)	(19,915,726)	10,636,464
Other comprehensive (loss)/income attributable to owners of the parent company	(5,592,852)	(19,915,726)	10,636,464
Comprehensive (loss) / income for the year	71,496,846	221,084,572	274,087,740
Comprehensive (loss)/income attributable to owners of the parent company	71,496,846	221,084,572	274,087,740
Insurance [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	16,714	9,360
Debt Securities at fair value through profit or loss	14,960,191	12,832,283
Loans and other financing		111,026
Other debt securities	6,285,032	10,237,801
Other Assets	14,815,052	14,870,936
TOTAL ASSETS	36,076,989	38,061,406
Other liabilities	9,588,526	11,653,198
TOTAL LIABILITIES	9,588,526	11,653,198
Interest income	2,690,796	851,562	531,952
Interest Expense	(531,245)	(702,552)
Net interest income	2,159,551	149,010	531,952
Net income from financial instruments at fair value through profit or loss	6,236,084	16,448,706	31,647,228
Exchange rate differences on gold and foreign currency	15,068	(9,110)	3,008
Net Income From Financial instruments And Exchange Rate Differences	6,251,152	16,439,596	31,650,236
Net Financial Income	8,410,703	16,588,606	32,182,188
Income from insurance activities	30,784,970	28,051,368	37,655,415
Net Service Fee Income	30,784,970	28,051,368	37,655,415
Subtotal	39,195,673	44,639,974	69,837,603
Result from exposure to changes in the purchasing power of money	(8,526,850)	(24,244,680)	(33,373,890)
Other operating income	177,616	92,072	126,271
Loan loss provisions	(7,870)	(112,178)
Net operating income	30,838,569	20,375,188	36,589,984
Personnel expenses	(2,829,420)	(4,837,707)	(10,747,129)
Administration expenses	(945,720)	(825,315)	(8,999,868)
Depreciations and impairment of non-financial assets	(748,766)	(731,143)	(784,021)
Other operating expenses	(190,168)	(240,568)	(8,141)
Operating income (loss)	26,124,495	13,740,455	16,050,825
Result before taxes	26,124,495	13,740,455	16,050,825
Income tax	(8,117,225)	(5,125,195)	(5,732,430)
Net (Loss) /income for the year	18,007,270	8,615,260	10,318,395
Net (loss) / income for the year attributable to owners of the parent company	18,007,270	8,615,260	10,318,395
Other comprehensive (loss) / income			(1,862,434)
Other comprehensive (loss)/income attributable to owners of the parent company			(1,862,434)
Comprehensive (loss) / income for the year	18,007,270	8,615,260	8,455,961
Comprehensive (loss)/income attributable to owners of the parent company	18,007,270	8,615,260	8,455,961
Asset Management and Other Services | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	121,866,134	14,392,038
Debt Securities at fair value through profit or loss	63,628,667	122,745,076
Loans and other financing	2,755,497	3,256,333
Other debt securities	45,029,325	14,638,073
Other Assets	156,665,132	114,779,630
TOTAL ASSETS	389,944,755	269,811,150
Financing received from the Argentine Central Bank and others	509,649
Other liabilities	174,785,806	105,362,698
TOTAL LIABILITIES	175,295,455	105,362,698
Interest income	20,944,413	6,342,568	9,924,669
Interest Expense	(21,157,846)	(142,183)	(1,378,382)
Net interest income	(213,433)	6,200,385	8,546,287
Net income from financial instruments at fair value through profit or loss	29,643,939	21,044,029	16,617,001
Exchange rate differences on gold and foreign currency	154,920	1,357,663	10,365,419
Net Income From Financial instruments And Exchange Rate Differences	29,798,859	22,401,692	26,982,420
Net Financial Income	29,585,426	28,602,077	35,528,707
Services Fee Income	93,504,530	91,388,334	75,761,916
Services Fee Expenses	(4,871,555)	(3,772,825)	(2,706,777)
Net Service Fee Income	88,632,975	87,615,509	73,055,139
Subtotal	118,218,401	116,217,586	108,583,846
Result from exposure to changes in the purchasing power of money	(20,190,660)	(31,792,184)	(23,036,180)
Other operating income	16,974,367	9,401,002	8,815,083
Loan loss provisions	(399,912)	(271,184)
Net operating income	114,602,196	93,555,220	94,362,749
Personnel expenses	(21,597,065)	(20,686,540)	(23,147,435)
Administration expenses	(25,129,082)	(17,837,394)	(14,907,247)
Depreciations and impairment of non-financial assets	(531,033)	(452,590)	(832,027)
Other operating expenses	(7,118,327)	(6,207,140)	(6,644,446)
Operating income (loss)	60,226,689	48,371,556	48,831,594
Income from associates and joint ventures	24,727,632	24,355,418	139,437
Result before taxes	84,954,321	72,726,974	48,971,031
Income tax	(19,595,841)	(15,476,206)	(18,675,734)
Net (Loss) /income for the year	65,358,480	57,250,768	30,295,297
Net (loss) / income for the year attributable to owners of the parent company	65,358,480	57,250,768	30,295,297
Other comprehensive (loss) / income	3,607,885	1,317,625	1,268,632
Other comprehensive (loss)/income attributable to owners of the parent company	3,607,885	1,317,625	1,268,632
Comprehensive (loss) / income for the year	68,966,365	58,568,393	31,563,929
Comprehensive (loss)/income attributable to owners of the parent company	$ 68,966,365	$ 58,568,393	$ 31,563,929